Parent Company Only Condensed Financial Information - Schedule of condensed statements of operations and comprehensive loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (138,459)	$ (21,220)	¥ (73,289)	¥ (38,177)
Total operating expenses	3,260,070	499,628	971,540	435,602
Loss from operations	(1,805,784)	(276,749)	(600,918)	(219,137)
Others, net	61,052	9,357	20,064	44,643
Loss before tax	(1,750,423)	(268,264)	(599,023)	(198,001)
Net loss	(1,753,352)	(268,713)	(601,455)	(209,295)
Accretions of convertible redeemable preferred shares to redemption value (Note 13)			35,893	30,311
Net loss attributable to ordinary shareholders of the Company	(1,752,789)	(268,627)	(637,396)	(239,221)
Net loss	(1,753,352)	(268,713)	(601,455)	(209,295)
Other comprehensive income/(loss):
Foreign currency translation adjustment	(32,531)	(4,986)	(15,023)	496
Total other comprehensive income/(loss)	(32,531)	(4,986)	(15,023)	496
Total comprehensive loss	(1,785,883)	(273,699)	(616,478)	(208,799)
Comprehensive loss attributable to ordinary shareholders of the Company	(1,785,320)	(273,613)	(652,419)	(238,725)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(13,008)	(1,994)	(17,255)	(1,263)
Total operating expenses	(13,008)	(1,994)	(17,255)	(1,263)
Loss from operations	(13,008)	(1,994)	(17,255)	(1,263)
Interest income	22,060	3,381	5,396
Others, net	792	121	(4,492)	(4,774)
Share of loss of subsidiaries and VIEs	(1,762,633)	(270,135)	(585,152)	(202,873)
Loss before tax	(1,752,789)	(268,627)	(601,503)	(208,910)
Net loss	(1,752,789)	(268,627)	(601,503)	(208,910)
Accretions of convertible redeemable preferred shares to redemption value (Note 13)			(35,893)	(30,311)
Net loss attributable to ordinary shareholders of the Company	(1,752,789)	(268,627)	(637,396)	(239,221)
Net loss	(1,752,789)	(268,627)	(601,503)	(208,910)
Other comprehensive income/(loss):
Foreign currency translation adjustment	(32,531)	(4,986)	(15,023)	496
Total other comprehensive income/(loss)	(32,531)	(4,986)	(15,023)	496
Total comprehensive loss	(1,785,320)	(273,613)	(616,526)	(208,414)
Comprehensive loss attributable to ordinary shareholders of the Company	¥ (1,785,320)	$ (273,613)	¥ (652,419)	¥ (238,725)